Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Entity Registrant Name	PEOPLES BANCORP OF NORTH CAROLINA INC
Entity Central Index Key	0001093672
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 27,616,687
Entity Common Stock, Shares Outstanding		5,544,160
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks, including reserve requirements of $8,492 and $8,698	$ 22,532	$ 22,521
Interest bearing deposits	6,704	1,456
Cash and cash equivalents	29,236	23,977
Certificates of deposit	0	735
Investment securities available for sale	321,388	272,449
Other investments	5,712	5,761
Total securities	327,100	278,210
Mortgage loans held for sale	5,146	3,814
Loans	670,497	726,160
Less allowance for loan losses	(16,604)	(15,493)
Net loans	653,893	710,667
Premises and equipment, net	16,896	17,334
Cash surrender value of life insurance	12,835	7,539
Other real estate	7,576	6,673
Accrued interest receivable and other assets	14,381	18,703
Total assets	1,067,063	1,067,652
Deposits:
Non-interest bearing demand	136,878	114,792
NOW, MMDA & savings	366,133	332,511
Time, $100,000 or more	193,045	241,366
Other time	131,055	150,043
Total deposits	827,111	838,712
Demand notes payable to U.S. Treasury	0	1,600
Securities sold under agreements to repurchase	39,600	34,094
FHLB borrowings	70,000	70,000
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	6,706	5,769
Total liabilities	964,036	970,794
Commitments
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; issued and outstanding 25,054 shares in 2011 and 2010	24,758	24,617
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,544,160 shares in 2011 and 5,541,413 shares in 2010	48,298	48,281
Retained earnings	26,895	23,573
Accumulated other comprehensive income	3,076	387
Total shareholders' equity	103,027	96,858
Total liabilities and shareholders' equity	$ 1,067,063	$ 1,067,652

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks, reserve requirements	$ 8,492	$ 8,698
Shareholders' equity:
Series A preferred stock, stated value (in dollars per share)	$ 1,000	$ 1,000
Series A preferred stock, authorized (in shares)	5,000,000	5,000,000
Series A preferred stock, issued (in shares)	25,054	25,054
Series A preferred stock, outstanding (in shares)	25,054	25,054
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	20,000,000	20,000,000
Common stock, issued (in shares)	5,544,160	5,541,413
Common stock, outstanding (in shares)	5,544,160	5,541,413

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 36,407	$ 40,267	$ 43,211
Interest on investment securities:
U.S. Government sponsored enterprises	5,414	5,035	5,461
States and political subdivisions	3,180	2,173	1,242
Other	258	205	123
Total interest income	45,259	47,680	50,037
Interest expense:
NOW, MMDA & savings deposits	2,263	3,472	2,965
Time deposits	5,035	6,786	9,687
FHLB borrowings	2,956	3,285	3,577
Junior subordinated debentures	407	411	546
Other	285	394	412
Total interest expense	10,946	14,348	17,187
Net interest income	34,313	33,332	32,850
Provision for loan losses	12,632	16,438	10,535
Net interest income after provision for loan losses	21,681	16,894	22,315
Non-interest income:
Service charges	5,106	5,626	5,573
Other service charges and fees	2,090	2,195	2,058
Other than temporary impairment losses	(144)	(291)	(723)
Gain on sale of securities	4,406	3,348	1,795
Mortgage banking income	757	532	827
Insurance and brokerage commissions	471	390	414
Loss on sale and write-down of other real estate	(1,322)	(704)	(501)
Miscellaneous	3,149	2,788	2,380
Total non-interest income	14,513	13,884	11,823
Non-interest expense:
Salaries and employee benefits	14,766	14,124	14,758
Occupancy	5,339	5,436	5,409
Other	9,467	9,388	9,716
Total non-interest expense	29,572	28,948	29,883
Earnings before income taxes	6,622	1,830	4,255
Income tax expense (benefit)	1,463	(11)	1,339
Net earnings	5,159	1,841	2,916
Dividends and accretion of preferred stock	1,393	1,394	1,246
Net earnings available to common shareholders	$ 3,766	$ 447	$ 1,670
Basic net earnings per common share (in dollars per share)	$ 0.68	$ 0.08	$ 0.3
Diluted net earnings per common share (in dollars per share)	$ 0.68	$ 0.08	$ 0.3
Cash dividends declared per common share (in dollars per share)	$ 0.08	$ 0.08	$ 0.26

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 24,350	$ 48,269	$ 22,985	$ 5,524	$ 101,128
Balance (in shares) at Dec. 31, 2008	25,054	5,539,056
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to the cumulative effect of adoption of EITF 06-4	0	0	358	0	358
Accretion of Series A preferred stock	126	0	(126)	0	0
Cash dividends declared on Series A preferred stock	0	0	(1,120)	0	(1,120)
Cash dividends declared on common stock	0	0	(1,440)	0	(1,440)
Restricted stock payout					0
Net earnings	0	0	2,916	0	2,916
Change in accumulated other comprehensive income, net of tax	0	0	0	(2,619)	(2,619)
Balance at Dec. 31, 2009	24,476	48,269	23,573	2,905	99,223
Balance (in shares) at Dec. 31, 2009	25,054	5,539,056
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to the cumulative effect of adoption of EITF 06-4					0
Accretion of Series A preferred stock	141	0	(141)	0	0
Cash dividends declared on Series A preferred stock	0	0	(1,253)	0	(1,253)
Cash dividends declared on common stock	0	0	(447)	0	(447)
Restricted stock payout	0	12	0	0	12
Restricted stock payout (in shares)	0	2,357
Net earnings	0	0	1,841	0	1,841
Change in accumulated other comprehensive income, net of tax	0	0	0	(2,518)	(2,518)
Balance at Dec. 31, 2010	24,617	48,281	23,573	387	96,858
Balance (in shares) at Dec. 31, 2010	25,054	5,541,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to the cumulative effect of adoption of EITF 06-4					0
Accretion of Series A preferred stock	141	0	(141)	0	0
Cash dividends declared on Series A preferred stock	0	0	(1,253)	0	(1,253)
Cash dividends declared on common stock	0	0	(443)	0	(443)
Restricted stock payout	0	17	0	0	17
Restricted stock payout (in shares)	0	2,747
Net earnings	0	0	5,159	0	5,159
Change in accumulated other comprehensive income, net of tax	0	0	0	2,689	2,689
Balance at Dec. 31, 2011	$ 24,758	$ 48,298	$ 26,895	$ 3,076	$ 103,027
Balance (in shares) at Dec. 31, 2011	25,054	5,544,160

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net earnings	$ 5,159	$ 1,841	$ 2,916
Other comprehensive income (loss):
Unrealized holding gains on securities available for sale	9,316	46	214
Reclassification adjustment for other than temporary impairment losses included in net earnings	144	291	723
Reclassification adjustment for gains on sales and write-downs of securities available for sale included in net earnings	(4,406)	(3,348)	(1,795)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	(648)	(1,114)	(2,726)
Reclassification adjustment for gains on derivative financial instruments qualifying as cash flow hedges included in net earnings	0	0	(1)
Total other comprehensive income (loss), before income taxes	4,406	(4,125)	(3,585)
Income tax expense (benefit) related to other comprehensive income (loss):
Unrealized holding gains on securities available for sale	3,629	18	83
Reclassification adjustment for losses on sales and write-downs of securities available for sale included in net earnings	(1,660)	(1,191)	(417)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	(252)	(434)	(632)
Total income tax expense (benefit) related to other comprehensive income	1,717	(1,607)	(966)
Total other comprehensive income (loss), net of tax	2,689	(2,518)	(2,619)
Total comprehensive income (loss)	$ 7,848	$ (677)	$ 297

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings	$ 5,159	$ 1,841	$ 2,916
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	6,226	4,971	2,931
Provision for loan losses	12,632	16,438	10,535
Deferred income taxes	(678)	(523)	(1,720)
Gain on sale of investment securities	(4,406)	(3,348)	(1,795)
Write-down of investment securities	144	291	723
Gain on ineffective portion of derivative financial instruments	0	0	(1)
Loss/(Gain) on sale of other real estate and repossessions	272	(191)	24
Write-down of other real estate	1,050	895	477
Restricted stock expense	7	10	4
Change in:
Mortgage loans held for sale	(1,332)	(974)	(2,840)
Cash surrender value of life insurance	(296)	(257)	(263)
Other assets	2,644	(2,316)	(6,581)
Other liabilities	930	961	300
Net cash provided by operating activities	22,352	17,798	4,710
Cash flows from investing activities:
Net change in certificates of deposit	735	2,610	(3,345)
Purchases of investment securities available for sale	(208,863)	(232,915)	(141,770)
Proceeds from calls, maturities and paydowns of investment securities available for sale	54,041	86,935	40,629
Proceeds from sales of investment securities available for sale	110,978	65,774	30,743
Purchases of other investments	(215)	0	(1,426)
Proceeds from sale of other investments	290	585	809
Net change in loans	38,561	28,703	(7,916)
Purchases of premises and equipment	(1,601)	(1,441)	(1,614)
Purchases of bank owned life insurance	(5,000)	0	0
Proceeds from sale of premises and equipment	0	0	24
Proceeds from sale of other real estate and repossessions	3,355	5,725	3,435
Net cash used by investing activities	(7,719)	(44,024)	(80,431)
Cash flows from financing activities:
Net change in deposits	(11,601)	29,369	88,281
Net change in demand notes payable to U.S. Treasury	(1,600)	964	(964)
Net change in securities sold under agreement to repurchase	5,506	(2,782)	(625)
Proceeds from FHLB borrowings	40,000	0	24,100
Repayments of FHLB borrowings	(40,000)	(7,000)	(24,100)
Proceeds from FRB borrowings	1	0	45,000
Repayments of FRB borrowings	(1)	0	(50,000)
Restricted stock payout	17	12	0
Cash dividends paid on Series A preferred stock	(1,253)	(1,253)	(1,120)
Cash dividends paid on common stock	(443)	(447)	(1,440)
Net cash (used) provided by financing activities	(9,374)	18,863	79,132
Net change in cash and cash equivalent	5,259	(7,363)	3,411
Cash and cash equivalents at beginning of period	23,977	31,340	27,929
Cash and cash equivalents at end of period	29,236	23,977	31,340
Cash paid during the year for:
Interest	10,900	14,419	17,541
Income taxes	283	1,700	2,230
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	(3,087)	1,838	(524)
Change in unrealized gain on derivative financial instruments, net	398	680	(2,095)
Transfer of loans to other real estate and repossessions	10,787	9,105	6,067
Financed portion of sale of other real estate	5,208	2,270	1,166
Accretion of Series A preferred stock	141	141	126
Cumulative effect and resulting adjustment of adoption of EITF 06-4	$ 0	$ 0	$ (358)

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

Organization
Peoples Bancorp of North Carolina, Inc. (“Bancorp”) received regulatory approval to operate as a bank holding company on July 22, 1999, and became effective August 31, 1999.  Bancorp is primarily regulated by the Board of Governors of the Federal Reserve System, and serves as the one-bank holding company for Peoples Bank (the “Bank”).

The Bank commenced business in 1912 upon receipt of its banking charter from the North Carolina State Banking Commission (the “SBC”). The Bank is primarily regulated by the SBC and the Federal Deposit Insurance Corporation (the “FDIC”) and undergoes periodic examinations by these regulatory agencies. The Bank, whose main office is in Newton, North Carolina, provides a full range of commercial and consumer banking services primarily in Catawba, Alexander, Lincoln, Mecklenburg, Iredell, Union and Wake counties in North Carolina.

Peoples Investment Services, Inc. is a wholly-owned subsidiary of the Bank and began operations in 1996 to provide investment and trust services through agreements with an outside party.

Real Estate Advisory Services, Inc. (“REAS”) is a wholly-owned subsidiary of the Bank and began operations in 1997 to provide real estate appraisal and property management services to individuals and commercial customers of the Bank.

Community Bank Real Estate Solutions, LLC is a wholly-owned subsidiary of Bancorp and began operations in 2009 as a “clearing house” for appraisal services for community banks.  Other banks are able to contract with Community Bank Real Estate Solutions, LLC to find and engage appropriate appraisal companies in the area where the property is located.

Principles of Consolidation
The consolidated financial statements include the financial statements of Bancorp and its wholly-owned subsidiaries, the Bank and Community Bank Real Estate Solutions, LLC, along with the Bank's wholly-owned subsidiaries, Peoples Investment Services, Inc. and REAS (collectively called the “Company”).  All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation
The accounting principles followed by the Company, and the methods of applying these principles, conform with accounting principles generally accepted in the United States of America (“GAAP”) and with general practices in the banking industry. In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ significantly from these estimates. Material estimates common to the banking industry that are particularly susceptible to significant change in the near term include, but are not limited to, the determination of the allowance for loan losses and valuation of real estate acquired in connection with or in lieu of foreclosure on loans.

Cash and Cash Equivalents
Cash and due from banks and interest bearing deposits are considered cash and cash equivalents for cash flow reporting purposes.

Investment Securities
There are three classifications the Company is able to use to for its investment securities: trading, available for sale, or held to maturity. Trading securities are bought and held principally for sale in the near term. Held to maturity securities are those securities for which the Company has the ability and intent to hold until maturity. All other securities not included in trading or held to maturity are classified as available for sale. At December 31, 2011 and 2010, the Company classified all of its investment securities as available for sale.

Available for sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, are excluded from earnings and are reported as a separate component of shareholders' equity until realized.

Management evaluates investment securities for other-than-temporary impairment on an annual basis.  A decline in the market value of any investment below cost that is deemed other-than-temporary is charged to earnings for the decline in value deemed to be credit related and a new cost basis in the security is established .  The decline in value attributed to non-credit related factors is recognized in comprehensive income.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to the yield.  Realized gains and losses for securities classified as available for sale are included in earnings and are derived using the specific identification method for determining the cost of securities sold.

Other Investments
Other investments include equity securities with no readily determinable fair value.  These investments are carried at cost.

Mortgage Loans Held for Sale
Mortgage loans held for sale are carried at lower of aggregate cost or market value.  The cost of mortgage loans held for sale approximates the market value.

Loans
Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported at the principal amount outstanding, net of the allowance for loan losses. Interest on loans is calculated by using the simple interest method on daily balances of the principal amount outstanding.   The recognition of certain loan origination fee income and certain loan origination costs is deferred when such loans are originated and amortized over the life of the loan.

Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan's effective interest rate, or at the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent. A loan is impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan will not be collected.

Accrual of interest is discontinued on a loan when management believes, after considering economic conditions and collection efforts, that the borrower's financial condition is such that collection of interest is doubtful. Interest previously accrued but not collected is reversed against current period earnings.

Allowance for Loan Losses
The allowance for loan losses reflects management's assessment and estimate of the risks associated with extending credit and its evaluation of the quality of the loan portfolio.  The Bank periodically analyzes the loan portfolio in an effort to review asset quality and to establish an allowance for loan losses that management believes will be adequate in light of anticipated risks and loan losses.  In assessing the adequacy of the allowance, size, quality and risk of loans in the portfolio are reviewed. Other factors considered are:

•	the Bank's loan loss experience;
•	the amount of past due and non-performing loans;
•	specific known risks;
•	the status and amount of other past due and non-performing assets;
•	underlying estimated values of collateral securing loans;
•	current and anticipated economic conditions; and
•	other factors which management believes affect the allowance for potential credit losses.

The allowance for loan losses is comprised of three components: specific reserves, general reserves and unallocated reserves.  After a loan has been identified as impaired, management measures impairment.  When the measure of the impaired loan is less than the recorded investment in the loan, the amount of the impairment is recorded as a specific reserve. These specific reserves are determined on an individual loan basis based on management's current evaluation of the Bank's loss exposure for each credit, given the appraised value of any underlying collateral.  Loans for which specific reserves are provided are excluded from the general allowance calculations as described below.

The general allowance reflects reserves established under GAAP for collective loan impairment.  These reserves are based upon historical net charge-offs using the last two years' experience.  This charge-off experience may be adjusted to reflect the effects of current conditions.  The Bank considers information derived from its loan risk ratings and external data related to industry and general economic trends in establishing reserves.

The unallocated allowance is determined through management's assessment of probable losses that are in the portfolio but are not adequately captured by the other two components of the allowance, including consideration of current economic and business conditions and regulatory requirements. The unallocated allowance also reflects management's acknowledgement of the imprecision and subjectivity that underlie the modeling of credit risk.  Due to the subjectivity involved in determining the overall allowance, including the unallocated portion, this unallocated portion may fluctuate from period to period based on management's evaluation of the factors affecting the assumptions used in calculating the allowance.

Management considers the allowance for loan losses adequate to cover the estimated losses inherent in the Bank's loan portfolio as of the date of the financial statements. Management believes it has established the allowance in accordance with GAAP and in consideration of the current economic environment. Although management uses the best information available to make evaluations, significant future additions to the allowance may be necessary based on changes in economic and other conditions, thus adversely affecting the operating results of the Company.

There were no significant changes in the estimation methods or fundamental assumptions used in the evaluation of the allowance for loan losses for the year ended December 31, 2011 as compared to the year ended December 31, 2010.   Such revisions, estimates and assumptions are made in any period in which the supporting factors indicate that loss levels may vary from the previous estimates.

Additionally, various regulatory agencies, as an integral part of their examination process, periodically review the Bank's allowances for loan losses. Such agencies may require adjustments to the allowances based on their judgments of information available to them at the time of their examinations.  Also, an independent loan review process further assists with evaluating credit quality and assessing potential performance issues.

Mortgage Banking Activities
Mortgage banking income represents net gains from the sale of mortgage loans and fees received from borrowers and loan investors related to the Bank's origination of single-family residential mortgage loans.

Mortgage servicing rights (“MSRs”) represent the unamortized cost of purchased and originated contractual rights to service mortgages for others in exchange for a servicing fee.  MSRs are amortized over the period of estimated net servicing income and are periodically adjusted for actual prepayments of the underlying mortgage loans.  The Company recognized no servicing assets during 2011, 2010 and 2009.

Mortgage loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balances of mortgage loans serviced for others was approximately $4.0 million, $5.3 million and $6.6 million at December 31, 2011, 2010 and 2009, respectively.

The Bank originates certain fixed rate mortgage loans and commits these loans for sale.  The commitments to originate fixed rate mortgage loans and the commitments to sell these loans to a third party are both derivative contracts.  The fair value of these derivative contracts is immaterial and has no effect on the recorded amounts in the financial statements.

Premises and Equipment
Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. When assets are retired or otherwise disposed, the cost and related accumulated depreciation are removed from the accounts, and any gain or loss is reflected in earnings for the period. The cost of maintenance and repairs that do not improve or extend the useful life of the respective asset is charged to earnings as incurred, whereas significant renewals and improvements are capitalized. The range of estimated useful lives for premises and equipment are generally as follows:

Buildings and improvements	10 - 50 years
Furniture and equipment	3 - 10 years

Other Real Estate
Foreclosed assets include all assets received in full or partial satisfaction of a loan and include real and personal property.  Foreclosed assets are reported at fair value less estimated selling costs.  The balance of other real estate owned was $7.6 million and $6.7 million at December 31, 2011 and 2010, respectively.

Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that the realization of such benefits is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company's assets and liabilities results in a deferred tax asset, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some portion or all of the deferred tax asset will not be realized. In assessing the realizability of a deferred tax asset, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

The Company accounts for income taxes in accordance with income tax accounting guidance, Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 740, Income Taxes.  On January 1, 2007, the Company adopted the accounting guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.  This guidance prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  Benefits from tax positions should be recognized in the financial statements only when it is more-likely-than-not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information.  A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement.  Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met.  Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.  This guidance also provides disclosure guidelines for unrecognized tax benefits, interest and penalties.  The Company assessed the impact of this guidance and determined that it did not have a material impact on the Company's financial position, results of operations or disclosures.

Derivative Financial Instruments and Hedging Activities
In the normal course of business, the Company enters into derivative contracts to manage interest rate risk by modifying the characteristics of the related balance sheet instruments in order to reduce the adverse effect of changes in interest rates. All derivative financial instruments are recorded at fair value in the financial statements.

On the date a derivative contract is entered into, the Company designates the derivative as a fair value hedge, a cash flow hedge, or a trading instrument. Changes in the fair value of instruments used as fair value hedges are accounted for in the earnings of the period simultaneous with accounting for the fair value change of the item being hedged. Changes in the fair value of the effective portion of cash flow hedges are accounted for in other comprehensive income rather than earnings. Changes in fair value of instruments that are not intended as a hedge are accounted for in the earnings of the period of the change.

If a derivative instrument designated as a fair value hedge is terminated or the hedge designation removed, the difference between a hedged item's then carrying amount and its face amount is recognized into income over the original hedge period. Likewise, if a derivative instrument designated as a cash flow hedge is terminated or the hedge designation removed, related amounts accumulated in other accumulated comprehensive income are reclassified into earnings over the original hedge period during which the hedged item affects income.

The Company formally documents all hedging relationships, including an assessment that the derivative instruments are expected to be highly effective in offsetting the changes in fair values or cash flows of the hedged items.

Advertising Costs
Advertising costs are expensed as incurred.

Accumulated Other Comprehensive Income
At December 31, 2011, accumulated other comprehensive income consisted of net unrealized gains on securities available for sale of $3.1 million.  At December 31, 2010, accumulated other comprehensive income consisted of net unrealized losses on securities available for sale of $8,000 and net unrealized gains on derivatives of $395,000.

Stock-Based Compensation
The Company has an Omnibus Stock Ownership and Long Term Incentive Plan (the “1999 Plan”) whereby certain stock-based rights, such as stock options, restricted stock, performance units, stock appreciation rights, or book value shares, may be granted to eligible directors and employees.  The 1999 Plan expired on May 13, 2009.

Under the 1999 Plan, the Company granted incentive stock options to certain eligible employees in order that they may purchase Company stock at a price equal to the fair market value on the date of the grant.  The options granted in 1999 vested over a five-year period.  Options granted subsequent to 1999 vest over a three-year period.

 All options expire after ten years.  A summary of the stock option activity in the 1999 Plan is presented below:

Stock Option Activity
For the Years Ended December 31, 2011, 2010 and 2009

	Shares	Weighted Average Option Price Per Share	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2008	184,945	$8.24

Granted during the period	-	$-
Expired during the period	(15,483)	$9.02
Exercised during the period	-	$-

Outstanding, December 31, 2009	169,462	$8.17

Granted during the period	-	$-
Expired during the period	(19,391)	$6.99
Exercised during the period	-	$-

Outstanding, December 31, 2010	150,071	$8.32

Granted during the period	-	$-
Expired during the period	(71,054)	$8.71
Exercised during the period	-	$-

Outstanding, December 31, 2011	79,017	$7.97	1.09

Exercisable, December 31, 2011	79,017	$7.97	1.09

Options outstanding at December 31, 2011 are exercisable at option prices ranging from $7.76 to $10.57.  As of December 31, 2011, the exercise price on options outstanding is more than the current market value; therefore, options outstanding as of December 31, 2011 have no intrinsic value.  Such options have a weighted average remaining contractual life of approximately one year.  No options were granted or exercised during the years ended December 31, 2011, 2010 and 2009.

The Company recognized compensation expense for restricted stock awards of $7,000, $10,000 and $4,000 for the years ended December 31, 2011, 2010 and 2009, respectively.  As of December 31, 2011 and 2010, there was no unrecognized compensation cost related to nonvested restricted stock awards.

The Company granted 3,000 shares of restricted stock in 2007 at a grant date fair value of $17.40 per share. The Company granted 1,750 shares of restricted stock at a grant date fair value of $12.80 per share during the third quarter of 2008 and 2,000 shares of restricted stock at a fair value of $11.37 per share during the fourth quarter of 2008. The Company recognizes compensation expense on the restricted stock grants over the period of time the restrictions are in place (three years from the grant date for the grants to date).  The amount of expense recorded each period reflects the changes in the Company's stock price during the period.  As of December 31, 2011, there was no unrecognized compensation cost related to restricted stock grants.  As of December 31, 2010, there was $4,000 of total unrecognized compensation cost related to restricted stock grants.

The Company has a new Omnibus Stock Ownership and Long Term Incentive Plan, which was approved by shareholders on May 7, 2009 (the “2009 Plan”) whereby certain stock-based rights, such as stock options, restricted stock, performance units, stock appreciation rights, or book value shares, may be granted to eligible directors and employees.  A total of 360,000 shares are currently reserved for possible issuance under the 2009 Plan.   All rights must be granted or awarded by May 7, 2019, or ten years from the effective date of the 2009 Plan.  The Company has not granted any awards under the 2009 Plan.

Net Earnings Per Share
Net earnings per common share is based on the weighted average number of common shares outstanding during the period while the effects of potential common shares outstanding during the period are included in diluted earnings per common share. The average market price during the year is used to compute equivalent shares.

The reconciliations of the amounts used in the computation of both “basic earnings per common share” and “diluted earnings per common share” for the years ended December 31, 2011, 2010 and 2009 are as follows:

For the year ended December 31, 2011:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$3,766	5,542,548	$0.68
Effect of dilutive securities:
Stock options	-	1,301
Diluted earnings per common share	$3,766	5,543,849	$0.68

For the year ended December 31, 2010:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$447	5,539,308	$0.08
Effect of dilutive securities:
Stock options	-	4,107
Diluted earnings per common share	$447	5,543,415	$0.08

For the year ended December 31, 2009:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$1,670	5,539,056	$0.30
Effect of dilutive securities:
Stock options	-	3,681
Diluted earnings per common share	$1,670	5,542,737	$0.30

Recent Accounting Pronouncements
In April 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring. ASU No. 2011-02 provides additional guidance for determining what constitutes a troubled debt restructuring.  ASU No. 2011-02 is effective for interim and annual periods ending after June 15, 2011.  The adoption of this guidance did not have a material impact on the Company's results of operations, financial position or disclosures.

In May 2011, FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is intended to result in convergence between U.S. GAAP and IFRS requirements for measurement of and disclosures about fair value. The amendments are not expected to have a significant impact on companies applying U.S. GAAP.  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  The adoption of this guidance is not expected to have a material impact on the Company's results of operations, financial position or disclosures.

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income.  ASU No. 2011-05 will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements.  It eliminates the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity.  ASU  No. 2011-05 does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This standard is effective for interim and annual periods beginning after December 15, 2011.  Because ASU No. 2011-05 impacts presentation only, it will have no impact on the Company's results of operations or financial position.

In December 2011, FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  ASU No. 2011-12 defers the effective date of the requirement to present separate line items on the income statement for reclassification adjustments of items out of accumulated other comprehensive income into net income.  This deferral is temporary until FASB reconsiders the operational concerns and needs of financial statement users.  FASB has not yet established a timetable for its reconsideration.  Entities are still required to present reclassification adjustments within other comprehensive income either on the face of the statement that reports other comprehensive income or in the notes to the financial statements.  The requirement to present comprehensive income in either a single continuous statement or two consecutive condensed statements remains for both annual and interim reporting.  Because ASU No. 2011-12 impacts presentation only, it will have no impact on the Company's results of operations or financial position.

Other accounting standards that have been issued or proposed by FASB or other standards-setting bodies are not expected to have a material impact on the Company's results of operations, financial position or disclosures.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
(2)	Investment Securities

Investment securities available for sale at December 31, 2011 and 2010 are as follows:

(Dollars in thousands)
	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$213,378	1,371	1,056	213,693
U.S. Government
sponsored enterprises	7,429	265	-	7,694
State and political subdivisions	92,996	4,157	56	97,097
Corporate bonds	546	-	3	543
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	363	-	1,111

Total	$316,347	6,156	1,115	321,388

(Dollars in thousands)
	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$137,811	2,119	569	139,361
U.S. Government
sponsored enterprises	42,933	393	686	42,640
State and political subdivisions	89,486	793	2,450	87,829
Trust preferred securities	1,250	-	-	1,250
Equity securities	982	387	-	1,369

Total	$272,462	3,692	3,705	272,449

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2011 and 2010 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)
	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$95,122	991	4,125	65	99,247	1,056
State and political subdivisions	4,444	56	-	-	4,444	56
Corporate bonds	542	3	-	-	542	3
Total	$100,108	1,050	4,125	65	104,233	1,115

(Dollars in thousands)
	December 31, 2010
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$59,471	569	-	-	59,471	569
U.S. Government
sponsored enterprises	24,123	686	-	-	24,123	686
State and political subdivisions	56,374	2,450	-	-	56,374	2,450
Total	$139,968	3,705	-	-	139,968	3,705

At December 31, 2011, unrealized losses in the investment securities portfolio relating to debt securities totaled $1.1 million.  The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary.  At December 31, 2011, six out of 147 securities issued by state and political subdivisions contained unrealized losses and 43 out of 105 securities issued by U.S. Government sponsored enterprises, including mortgage-backed securities, contained unrealized losses.  These unrealized losses are considered temporary because of acceptable investment grades on each security and the repayment sources of principal and interest are government backed.

The Company periodically evaluates its investments for any impairment which would be deemed other-than-temporary.   As part of its evaluation in 2011, the Company determined that the fair value of one equity security was less than the original cost of the investment and that the decline in fair value was not temporary in nature.  As a result, the Company wrote down its investment by $144,000.  The remaining fair value of the investment at December 31, 2011 was approximately $264,000.  Similarly, as part of its evaluation in 2010, the Company wrote down two equity securities by $291,000.  The remaining fair value of the investments at December 31, 2010 was $409,000.

The amortized cost and estimated fair value of investment securities available for sale at December 31, 2011, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$4,649	4,690
Due from one to five years	18,249	18,780
Due from five to ten years	67,562	70,665
Due after ten years	11,761	12,449
Mortgage-backed securities	213,378	213,693
Equity securities	748	1,111
Total	$316,347	321,388

Proceeds from sales of securities available for sale during 2011 were $111.0 million and resulted in gross gains of $4.4 million and gross losses of $9,000.  During 2010 and 2009, the proceeds from sales of securities available for sale were $65.8 million and $30.7 million, respectively and resulted in gross gains of $3.3 million and $1.8 million, respectively.

Securities with a fair value of approximately $83.6 million and $75.5 million at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, FHLB borrowings and for other purposes as required by law.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. There is a three-level fair value hierarchy for fair value measurements.  Level 1 inputs are quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.  The table below presents the balance of securities available for sale and derivatives, which are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2011 and 2010.

(Dollars in thousands)
	December 31, 2011
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$213,693	-	208,349	5,344
U.S. Government
sponsored enterprises	$7,694	-	7,694	-
State and political subdivisions	$97,097	-	97,097	-
Corporate bonds	$543	-	543	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,111	1,111	-	-
Mortgage loans held for sale	$5,146	-	5,146	-

(Dollars in thousands)
	December 31, 2010
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$139,361	-	139,361	-
U.S. Government
sponsored enterprises	$42,640	-	42,640	-
State and political subdivisions	$87,829	-	87,829	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,369	1,369	-	-
Mortgage loans held for sale	$3,814	-	3,814	-
Market value of derivatives (in other assets)	$648	-	648	-

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available.  If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities.  Fair values of derivative instruments are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities.

The following is an analysis of fair value measurements of investment securities available for sale using Level 3, significant unobservable inputs, for the year ended December 31, 2011:

(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$1,250
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales)	-
Transfers in and/or out of Level 3	5,344
Balance, end of period	$6,594

Change in unrealized gain/(loss) for assets still held in Level 3	$-

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans
(3)	Loans

Major classifications of loans at December 31, 2011 and 2010 are summarized as follows:

(Dollars in thousands)
	December 31, 2011	December 31, 2010
Real estate loans
Construction and land development	$93,812	124,048
Single-family residential	267,051	287,307
Commercial	214,415	213,487
Multifamily and farmland	4,793	6,456
Total real estate loans	580,071	631,298

Commercial loans (not secured by real estate)	60,646	60,994
Consumer loans (not secured by real estate)	10,490	11,500
All other loans (not secured by real estate)	19,290	22,368

Total loans	670,497	726,160

Less allowance for loan losses	16,604	15,493

Total net loans	$653,893	710,667

The Bank grants loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Union and Wake counties of North Carolina.  Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market.  Risk characteristics of the major components of the Bank's loan portfolio are discussed below:

•
Construction and land development loans – The risk of loss is largely  dependent on the  initial estimate of whether the property's value at completion equals
or  exceeds the cost of  property  construction and the  availability of take-out  financing.   During the  construction  phase, a  number of  factors can result in
delays or  cost overruns.   If the  estimate is   inaccurate or if actual  construction  costs exceed  estimates, the value of the property securing our loan may be insufficient to ensure  full repayment  when  completed through a  permanent loan, sale of the property, or by  seizure of collateral.   As of December 31, 2011,
construction and land development loans comprised approximately 14% of the Bank's total loan portfolio.

•
Single-family  residential  loans –  Declining  home  sales volumes,  decreased  real   estate  values and  higher  than  normal  levels  of  unemployment  could contribute to losses on these loans.  As of December 31, 2011, single-family residential loans comprised approximately 40% of the Bank's total loan portfolio.

•
Commercial  real  estate  loans – Repayment is  dependent on  income  being  generated in  amounts  sufficient to cover operating expenses and debt service.
These loans  also involve  greater risk because  they are  generally not fully amortizing over a loan period, but rather have a balloon payment due at maturity.
A borrower's ability to make a balloon  payment typically will depend on being able to either refinance the loan or timely sell the underlying property.  As of
December 31, 2011, commercial real estate loans comprised approximately 32% of the Bank's total loan portfolio.

•
Commercial loans – Repayment is  generally  dependent  upon the successful  operation of the borrower's business.   In addition, the collateral securing the
loans may  depreciate  over time, be  difficult to appraise, be illiquid, or fluctuate  in value based  on the success of the  business.   As of December 31, 2011,
commercial loans comprised approximately 9% of the Bank's total loan portfolio.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2011 and 2010:

December 31, 2011
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$10,033	3,338	13,371	80,441	93,812	-
Single-family residential	16,536	6,189	22,725	244,326	267,051	2,709
Commercial	1,002	958	1,960	212,455	214,415	-
Multifamily and farmland	13	-	13	4,780	4,793	-
Total real estate loans	27,584	10,485	38,069	542,002	580,071	2,709

Commercial loans (not secured by real estate)	576	9	585	60,061	60,646	-
Consumer loans (not secured by real estate)	116	36	152	10,338	10,490	-
All other loans (not secured by real estate)	-	-	-	19,290	19,290	-
Total loans	$28,276	10,530	38,806	631,691	670,497	2,709

December 31, 2010
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$2,306	8,870	11,176	112,872	124,048	197
Single-family residential	19,377	5,936	25,313	261,994	287,307	-
Commercial	382	1,482	1,864	211,623	213,487	-
Multifamily and farmland	-	-	-	6,456	6,456	-
Total real estate loans	22,065	16,288	38,353	592,945	631,298	197

Commercial loans (not secured by real estate)	1,098	720	1,818	59,176	60,994	13
Consumer loans (not secured by real estate)	98	13	111	11,389	11,500	-
All other loans (not secured by real estate)	-	-	-	22,368	22,368	-
Total loans	$23,261	17,021	40,282	685,878	726,160	210

The following tables present the Bank's non-accrual loans as of December 31, 2011 and 2010:

(Dollars in thousands)
	December 31, 2011	December 31, 2010
Real estate loans
Construction and land development	$13,257	22,916
Single-family residential	5,522	10,837
Commercial	2,451	5,351
Multifamily and farmland	-	-
Total real estate loans	21,230	39,104

Commercial loans (not secured by real estate)	403	816
Consumer loans (not secured by real estate)	152	142
All other loans (not secured by real estate)	-	-
Total	$21,785	40,062

At each reporting period, the Bank determines which loans are impaired.  Accordingly, the Bank's impaired loans are reported at their estimated fair value on a non-recurring basis.  An allowance for each impaired loan, which is generally collateral-dependent, is calculated based on the fair value of its collateral.  The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank.  REAS is staffed by certified appraisers that also perform appraisals for other companies.   Factors including the assumptions and techniques utilized by the appraiser are considered by management.  If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses.   Accruing impaired loans amounted to $30.6 million and $17.0 million at December 31, 2011 and 2010, respectively.  Interest income recognized on accruing impaired loans was $1.7 million and $966,000 for the years ended December 31, 2011 and 2010, respectively.  No interest income is recognized on non-accrual impaired loans subsequent to their classification as impaired.

The following tables presents the Bank's impaired loans as of December 31, 2011 and 2010:

December 31, 2011
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real Estate Loans
Construction and land development	$28,721	14,484	6,098	20,582	3,264	17,848
Single-family residential	26,382	969	24,719	25,688	1,427	25,102
Commercial	7,717	3,845	3,139	6,984	77	4,518
Total impaired real estate loans	63,029	19,298	34,165	53,463	4,769	47,682

Commercial loans (not secured by real estate)	1,111	-	1,083	1,083	26	1,485
Consumer loans (not secured by real estate)	157	-	152	152	2	140
Total impaired loans	$64,297	19,298	35,400	54,698	4,797	49,307

December 31, 2010
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$31,551	19,422	3,698	23,120	3,177	18,870
Single-family residential	26,834	1,738	23,558	25,296	1,613	26,558
Commercial	6,911	4,424	1,819	6,243	218	4,992
Multifamily and farmland	223	-	223	223	4	254
Total impaired real estate loans	65,519	25,584	29,298	54,882	5,012	50,674

Commercial loans (not secured by real estate)	2,145	648	1,072	1,720	55	1,705
Consumer loans (not secured by real estate)	152	-	142	142	4	79
Total impaired loans	$67,816	26,232	30,512	56,744	5,071	52,458

The Bank's December 31, 2011 and 2010 fair value measurement for impaired loans and other real estate is presented below.   Valuations supported by current certified appraisals are considered Level 2.  All other valuation methods are considered Level 3.

(Dollars in thousands)
	Fair Value Measurements December 31, 2011	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2011
Impaired loans	$49,901	-	431	49,470	(11,864)
Other real estate	$7,576	-	-	7,576	(1,322)

(Dollars in thousands)
	Fair Value Measurements December 31, 2010	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2010
Impaired loans	$51,673	-	6,643	45,030	(10,591)
Other real estate	$6,673	-	-	6,673	(704)

Changes in the allowance for loan losses for the year ended December 31, 2011 were as follows:

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single Family Residential	Commercial	Multifamily & Farmland	Commercial	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$5,774	6,097	1,409	17	1,174	430	592	15,493
Charge-offs	(7,164)	(2,925)	(1,271)	-	(314)	(586)	-	(12,260)
Recoveries	241	201	24	-	121	152	-	739
Provision	8,331	1,984	1,569	(4)	48	259	445	12,632
Ending balance	$7,182	5,357	1,731	13	1,029	255	1,037	16,604

Ending balance: individually
evaluated for impairment	$1,250	1,289	-	-	-	-	-	2,539
Ending balance: collectively
evaluated for impairment	5,932	4,068	1,731	13	1,029	255	1,037	14,065
Ending balance	$7,182	5,357	1,731	13	1,029	255	1,037	16,604

Loans:
Ending balance	$93,812	267,051	214,415	4,793	60,646	29,780	-	670,497

Ending balance: individually
evaluated for impairment	$20,280	20,661	3,845	-	-	-	-	44,786
Ending balance: collectively
evaluated for impairment	$73,532	246,390	210,570	4,793	60,646	29,780	-	625,711

Changes in the allowance for loan losses for the years ended December 31, 2010 and 2009 were as follows:

(Dollars in thousands)	2010	2009

Balance at beginning of year	$15,413	11,025
Amounts charged off	(16,911)	(6,670)
Recoveries on amounts previously charged off	553	523
Provision for loan losses	16,438	10,535

Balance at end of year	$15,493	15,413

The Bank utilizes an internal risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 9.  These risk grades are evaluated on an ongoing basis.   A description of the general characteristics of the nine risk grades is as follows:

•
Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists.  CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.

•
Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Bank's range of acceptability.  The company or individual is established with a history of successful performance though somewhat susceptible to economic changes.

•
Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Bank's range of acceptability but higher than normal. This may be a new company or an existing company in a transitional phase (e.g. expansion, acquisition, market change).

•
Risk Grade 4 – Management Attention: These loans have very high risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends are evident.  These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

•
Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank's position at some future date.  This frequently results from deviating from prudent lending practices, for instance over-advancing on collateral.

•
Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any).  There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  There is a distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

•
Risk Grade 7 – Low Substandard: These loans have the general characteristics of a Grade 6 Substandard loan, with heightened potential concerns.  The exact amount of loss is not yet known because neither the liquidation value of the collateral nor the borrower's predicted repayment ability is known with confidence.

•
Risk Grade 8 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable.  Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

•
Risk Grade 9 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be effected in the future.  Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grade as of December 31, 2011 and 2010.

December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single Family Residential	Commercial	Multifamily & Farmland	Commercial	Consumer	All Other	Total

1- Excellent Quality	$197	25,474	-	-	715	1,344	-	27,730
2- High Quality	$5,183	64,817	25,506	50	8,801	4,070	2,774	111,201
3- Good Quality	$27,675	100,388	136,137	3,448	36,585	4,259	16,509	325,001
4- Management Attention	$28,138	50,253	40,312	358	12,882	429	7	132,379
5- Watch	$15,923	11,767	2,795	728	622	89	-	31,924
6- Substandard	$16,696	14,352	9,665	209	1,041	154	-	42,117
7- Low Substandard	$-	-	-	-	-	-	-	-
8- Doubtful	$-	-	-	-	-	-	-	-
9- Loss	$-	-	-	-	-	145	-	145
Total	$93,812	267,051	214,415	4,793	60,646	10,490	19,290	670,497

December 31, 2010
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single Family Residential	Commercial	Multifamily & Farmland	Commercial	Consumer	All Other	Total

1- Excellent Quality	$19	27,698	102	-	630	1,006	-	29,455
2- High Quality	$5,789	70,990	21,591	2,856	9,673	4,491	5,145	120,535
3- Good Quality	$33,991	109,800	129,530	2,256	39,248	5,360	17,223	337,408
4- Management Attention	$46,283	55,001	43,731	1,121	8,143	454		154,733
5- Watch	$8,076	7,959	5,569	-	1,590	38		23,232
6- Substandard	$29,502	15,022	12,605	223	1,678	145		59,175
7- Low Substandard	$-	756	359	-	-	-		1,115
8- Doubtful	$388	81	-	-	17	-		486
9- Loss	$-	-	-	-	15	6	-	21
Total	$124,048	287,307	213,487	6,456	60,994	11,500	22,368	726,160

At December 31, 2011, troubled debt restructured (“TDR”) loans amounted to $44.1 million, including $15.1 million in performing TDR loans.  The terms of these loans have been renegotiated to provide a reduction in principal or interest as a result of the deteriorating financial position of the borrower.  At December 31, 2010, TDR loans amounted to $56.7 million, including $10.0 million in performing TDR loans.

The following tables present an analysis of TDR loans by loan type as of December 31, 2011 and 2010.

December 31, 2011
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real Estate Loans
Construction and land development	29	$19,762	12,840
Single-family residential	241	25,541	24,846
Commercial	15	7,200	5,013
Multifamily and Farmland	1	322	209
Total real estate TDR loans	286	52,825	42,908

Commercial loans (not secured by real estate)	21	1,711	1,083
Consumer loans (not secured by real estate)	8	124	142
All other loans (not secured by real estate)	-	-	-
Total TDR loans	315	$54,660	44,133

December 31, 2010
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real Estate Loans
Construction and land development	47	$27,901	23,121
Single-family residential	221	26,808	25,296
Commercial	17	8,155	6,243
Multifamily and Farmland	1	322	223
Total real estate TDR loans	286	63,186	54,883

Commercial loans (not secured by real estate)	26	6,196	1,719
Consumer loans (not secured by real estate)	12	148	142
All other loans (not secured by real estate)	-	-	-
Total TDR loans	324	$69,530	56,744

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
(4)	Premises and Equipment

Major classifications of premises and equipment are summarized as follows:

(Dollars in thousands)
	2011	2010

Land	$3,581	3,581
Buildings and improvements	14,771	14,759
Furniture and equipment	16,874	15,575

Total premises and equipment	35,226	33,915

Less accumulated depreciation	18,330	16,581

Total net premises and equipment	$16,896	17,334

Depreciation expense was approximately $2.0 million for the year ended December 31, 2011.  The Company recognized approximately $2.1 and $1.9 million in depreciation expense for the years ended December 31, 2010 and 2009, respectively.

Time Deposits	12 Months Ended
Dec. 31, 2011
Time Deposits [Abstract]
Time Deposits
(5)	Time Deposits

At December 31, 2011, the scheduled maturities of time deposits are as follows:

(Dollars in thousands)

2012	$253,146
2013	39,067
2014	14,126
2015	8,732
2016 and thereafter	9,029

Total	$324,100

At December 31, 2011 and 2010, the Company had approximately $47.0 million and $87.4 million, respectively, in time deposits purchased through third party brokers, including certificates of deposit participated through the Certificate of Deposit Account Registry Service (“CDARS”) on behalf of local customers.  CDARS balances totaled $28.6 million and $53.0 million as of December 31, 2011 and 2010, respectively.  The weighted average rate of brokered deposits as of December 31, 2011 and 2010 was 0.99% and 1.20%, respectively.

Federal Home Loan Bank and Federal Reserve Bank Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank and Federal Reserve Bank Borrowings [Abstract]
Federal Home Loan Bank and Federal Reserve Bank Borrowings
(6)	Federal Home Loan Bank and Federal Reserve Bank Borrowings

The Bank has borrowings from the Federal Home Loan Bank of Atlanta (“FHLB”) with monthly or quarterly interest payments at December 31, 2011.  The FHLB borrowings are collateralized by a blanket assignment on all residential first mortgage loans, home equity lines of credit and loans secured by multi-family real estate that the Bank owns.  At December 31, 2011, the carrying value of loans pledged as collateral totaled approximately $153.7 million.  As additional collateral, the Bank has pledged securities to the FHLB.  At December 31, 2011, the market value of securities pledged to the FHLB totaled $13.2 million.

Borrowings from the FHLB outstanding at December 31, 2011 consist of the following:

(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount

June 24, 2015	N/A	3.710%	Convertible	$5,000

March 25, 2019	N/A	4.260%	Convertible	5,000

October 5, 2016	N/A	4.450%	Convertible	5,000

November 12, 2014	N/A	2.230%	Fixed Rate Hybrid	5,000

November 13, 2017	N/A	4.260%	Fixed Rate Hybrid	15,000

October 17, 2016	N/A	3.893%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.573%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.813%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.588%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.643%	Adjustable Rate Hybrid	5,000

				$70,000

The FHLB has the option to convert $15.0 million of the total advances to a floating rate and, if converted, the Bank may repay advances without a prepayment fee.

The Bank is required to purchase and hold certain amounts of FHLB stock in order to obtain FHLB borrowings. No ready market exists for the FHLB stock, and it has no quoted market value. The stock is redeemable at $100 per share subject to certain limitations set by the FHLB. The Bank owned FHLB stock amounting to $4.9 million at December 31, 2011 and 2010.

As of December 31, 2011 and 2010, the Bank had no borrowings from the Federal Reserve Bank (“FRB”).  FRB borrowings are collateralized by a blanket assignment on all qualifying loans that the Bank owns which are not pledged to the FHLB.  At December 31, 2011, the carrying value of loans pledged as collateral totaled approximately $342.2 million.

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures
(7)	Junior Subordinated Debentures

In June 2006, the Company formed a second wholly-owned Delaware statutory trust, PEBK Capital Trust II (“PEBK Trust II”), which issued $20.0 million of guaranteed preferred beneficial interests in the Company's junior subordinated deferrable interest debentures.  All of the common securities of PEBK Trust II are owned by the Company.  The proceeds from the issuance of the common securities and the trust preferred securities were used by PEBK Trust II to purchase $20.6 million of junior subordinated debentures of the Company, which pay a floating rate equal to three-month LIBOR plus 163 basis points.  The proceeds received by the Company from the sale of the junior subordinated debentures were used to repay in December 2006 the trust preferred securities issued in December 2001 by PEBK Capital Trust, a wholly owned Delaware statutory trust of the Company, and for general purposes.  The debentures represent the sole assets of PEBK Trust II.  PEBK Trust II is not included in the consolidated financial statements.

The trust preferred securities issued by PEBK Trust II accrue and pay interest quarterly at a floating rate of three-month LIBOR plus 163 basis points.  The Company has guaranteed distributions and other payments due on the trust preferred securities to the extent PEBK Trust II has funds with which to make the distributions and other payments.  The net combined effect of all the documents entered into in connection with the trust preferred securities is that the Company is liable to make the distributions and other payments required on the trust preferred securities.

These trust preferred securities are mandatorily redeemable upon maturity of the debentures on June 28, 2036, or upon earlier redemption as provided in the indenture.  The Company had the right to redeem the debentures purchased by PEBK Trust II, in whole or in part, on or after June 28, 2011.  As specified in the indenture, if the debentures are redeemed prior to maturity, the redemption price will be the principal amount plus any accrued but unpaid interest.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(8)	Income Taxes

The provision for income taxes in summarized as follows:

(Dollars in thousands)
	2011	2010	2009
Current	$2,141	512	3,059
Deferred	(678)	(523)	(1,720)
Total	$1,463	(11)	1,339

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2011	2010	2009
Pre-tax income at statutory rate (34%)	$2,251	622	1,447
Differences:
Tax exempt interest income	(1,052)	(721)	(429)
Nondeductible interest and other expense	62	58	38
Cash surrender value of life insurance	(101)	(87)	(89)
State taxes, net of federal benefits	233	(8)	100
Nondeductible capital losses	49	99	234
Other, net	21	26	38
Total	$1,463	(11)	1,339

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2011 and 2010.

(Dollars in thousands)
	2011	2010
Deferred tax assets:
Allowance for loan losses	$6,401	5,973
Accrued retirement expense	1,213	1,086
Other real estate	454	215
Other	204	335
Total gross deferred tax assets	8,272	7,609

Deferred tax liabilities:
Deferred loan fees	1,082	1,259
Premises and equipment	655	493
Unrealized gain (loss) on available for sale securities	1,964	(5)
Unrealized gain on cash flow hedges	-	252
Total gross deferred tax liabilities	3,701	1,999
Net deferred tax asset	$4,571	5,610

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(9)	Related Party Transactions

The Company conducts transactions with its directors and executive officers, including companies in which they have beneficial interests, in the normal course of business. It is the policy of the Bank that loan transactions with directors and officers are made on substantially the same terms as those prevailing at the time made for comparable loans to other persons. The following is a summary of activity for related party loans for 2011:

(Dollars in thousands)

Beginning balance	$6,048
New loans	7,008
Repayments	(6,933)

Ending balance	$6,123

At December 31, 2011 and 2010, the Bank had deposit relationships with related parties of approximately $15.1 million and $15.4 million, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(10)	Commitments and Contingencies

The Company leases various office spaces for banking and operational facilities and equipment under operating lease arrangements. Future minimum lease payments required for all operating leases having a remaining term in excess of one year at December 31, 2011 are as follows:

(Dollars in thousands)

Year ending December 31,
2012	$507
2013	453
2014	439
2015	409
2016	407
Thereafter	2,111

Total minimum obligation	$4,326

Total rent expense was approximately $735,000, $815,000 and $922,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Bank is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees.  Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet.  The contract amounts of those instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

The exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

In most cases, the Bank requires collateral or other security to support financial instruments with credit risk.

(Dollars in thousands)
	Contractual Amount
	2011	2010
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$131,565	137,015

Standby letters of credit and financial guarantees written	$3,288	3,590

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates and because they may expire without being drawn upon, the total commitment amount of $134.9 million does not necessarily represent future cash requirements.

Standby letters of credit and financial guarantees written are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to businesses in the Bank's delineated market area. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank holds real estate, equipment, automobiles and customer deposits as collateral supporting those commitments for which collateral is deemed necessary.

In the normal course of business, the Company is a party (both as plaintiff and defendant) to a number of lawsuits. In the opinion of management and counsel, none of these cases should have a material adverse effect on the financial position of the Company.

Bancorp and the Bank have employment agreements with certain key employees. The agreements, among other things, include salary, bonus, incentive stock option, and change in control provisions.

The Company has $47.5 million available for the purchase of overnight federal funds from five correspondent financial institutions.

Derivative Financial Instruments and Hedging Transactions	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments and Hedging Transactions [Abstract]
Derivative Financial Instruments and Hedging Transactions
(11)	Derivative Financial Instruments and Hedging Transactions

Accounting Policy for Derivative Instruments and Hedging Activities
The disclosure requirements for derivatives and hedging activities have the intent to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.  The disclosure requirements include qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about the fair value of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative instruments.

The Company records all derivatives on the balance sheet at fair value.  The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.  The Company may enter into derivative contracts that are intended to economically hedge certain of its risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

Risk Management Objective of Using Derivatives
The Company has an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility.  By using derivative instruments, the Company is exposed to credit and market risk.  If the counterparty fails to perform, credit risk is equal to the extent of the fair-value gain in the derivative.  The Company minimizes the credit risk in derivative instruments by entering into transactions with high-quality counterparties that are reviewed periodically by the Company.  The Company had an interest rate swap contract that expired in June 2011.  The Company did not have any interest rate derivatives outstanding as of December 31, 2011.

Fair Values of Derivative Instruments on the Balance Sheet
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of December 31, 2011 and 2010.

(Dollars in thousands)
	Asset Derivatives
	As of December 31, 2011		As of December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate derivative contracts	Other assets	$-	Other assets	$648

Cash Flow Hedges of Interest Rate Risk
The Company's objectives in using interest rate derivatives are to add stability to interest income and expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and floors as part of its interest rate risk management strategy.  For hedges of the Company's variable-rate loan assets, interest rate swaps designated as cash flow hedges involve the receipt of fixed-rate amounts from a counterparty in exchange for the Company making variable-rate payments over the life of the agreements without exchange of the underlying notional amount.  For hedges of the Company's variable-rate loan assets, the interest rate floors designated as a cash flow hedge involves the receipt of variable-rate amounts from a counterparty if interest rates fall below the strike rate on the contract in exchange for an up front premium.  The Company had an interest rate swap contract that expired in June 2011.  The Company did not have any interest rate derivatives outstanding as of December 31, 2011.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in Accumulated Other Comprehensive Income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.  During 2011, 2010 and 2009, such derivatives were used to hedge the variable cash inflows associated with existing pools of prime-based loan assets.  The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.  The Company's derivatives did not have any hedge ineffectiveness recognized in earnings during the years ended December 31, 2011 and 2010.  The Company recognized hedge ineffectiveness gains of $1,000 in earnings during the year ended December 31, 2009.

Effect of Derivative Instruments on the Statement of Earnings
The table below presents the effect of the Company's derivative financial instruments on the Consolidated Statement of Earnings for the years ended December 31, 2011 and 2010.

(Dollars in thousands)
	Amount of Gain		Location of Gain	Amount of Gain
	(Loss) Recognized in		(Loss) Reclassified	(Loss) Reclassified
	Accumulated OCI on		from Accumulated	from Accumulated
	Derivatives		OCI into Income	OCI into Income
	Years ended			Years ended
	December 31,			December 31,
	2011	2010		2011	2010
Interest rate derivative contracts	$(20)	$404	Interest income	$628	$1,518

Employee and Director Benefit Programs	12 Months Ended
Dec. 31, 2011
Employee and Director Benefit Programs [Abstract]
Employee and Director Benefit Programs
(12)	Employee and Director Benefit Programs

The Company has a profit sharing and 401(k) plan for the benefit of substantially all employees subject to certain minimum age and service requirements. Under the 401(k) plan, the Company matched employee contributions to a maximum of 2.50% of annual compensation for 2011 and 2010, and 5.00% of annual compensation for 2009.  The Company's contribution pursuant to this formula was approximately $219,000, $208,000 and $482,000 for the years 2011, 2010 and 2009, respectively.  Investments of the 401(k) plan are determined by the compensation committee consisting of selected outside directors and senior executive officers.  No investments in Company stock have been made by the 401(k) plan. The vesting schedule for the 401(k) plan begins at 20 percent after two years of employment and graduates 20 percent each year until reaching 100 percent after six years of employment.

In December 2001, the Company initiated a postretirement benefit plan to provide retirement benefits to key officers and its Board of Directors and to provide death benefits for their designated beneficiaries.  Under the postretirement benefit plan, the Company purchased life insurance contracts on the lives of the key officers and each director.  The increase in cash surrender value of the contracts constitutes the Company's contribution to the postretirement benefit plan each year.  Postretirement benefit plan participants are to be paid annual benefits for a specified number of years commencing upon retirement. Expenses incurred for benefits relating to the postretirement benefit plan were approximately $355,000, $279,000 and $609,000 for the years 2011, 2010 and 2009, respectively.

The Company is currently paying medical benefits for certain retired employees. Postretirement medical benefits expense, including amortization of the transition obligation, as applicable, was approximately $23,000 for each of the years ended December 31, 2011, 2010 and 2009.

The following table sets forth the change in the accumulated benefit obligation for the Company's two postretirement benefit plans described above:

(Dollars in thousands)
	2011	2010

Benefit obligation at beginning of period	$2,607	2,355
Service cost	303	244
Interest cost	64	53
Benefits paid	(51)	(45)

Benefit obligation at end of period	$2,923	2,607

The amounts recognized in the Company's Consolidated Balance Sheet as of December 31, 2011 and 2010 are shown in the following two tables:

(Dollars in thousands)
	2011	2010

Benefit obligation	$2,923	2,607
Fair value of plan assets	-	-

(Dollars in thousands)
	2011	2010

Funded status	$(2,923)	(2,607)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(2,923)	(2,607)

Unfunded accrued liability	$(2,923)	(2,607)
Intangible assets	-	-

Net amount recognized	$(2,923)	(2,607)

Net periodic benefit cost of the Company's two post retirement benefit plans for the years ended December 31, 2011 and 2010 consisted of the following:

(Dollars in thousands)
	2011	2010

Service cost	$303	244
Interest cost	64	53

Net periodic cost	$367	297

Weighted average discount rate assumption used to
determine benefit obligation	6.59%	6.65%

During the year ended December 31, 2011, the Company paid benefits under the two postretirement plans totaling $51,000.  Information about the expected benefit payments for the Company's two postretirement benefit plans is as follows:

(Dollars in thousands)

Year ending December 31,
2012	$86
2013	$201
2014	$224
2015	$255
2016	$256
Thereafter	$9,203

Relating to the postretirement benefit plan, the Company is required to recognize an obligation for either the present value of the entire promised death benefit or the annual “cost of insurance” required to keep the policy in force during the postretirement years.  The Company made a $467,000 reduction to retained earnings in 2008 pursuant to the guidance of the pronouncement to record the portion of this benefit earned by participants prior to adoption of this pronouncement.   In 2009, the Company made a $358,000 addition to retained earnings to reflect an adjustment of the cumulative effect due to policy amendments to the individual split-dollar plans implemented during 2009.

Members of the Board of Directors are eligible to participate in the Company's Omnibus Stock Ownership and Long Term Incentive Plan (the “Stock Benefits Plan”).  Each director was awarded 9,737 book value shares (adjusted for stock dividends and stock splits) under the Stock Benefits Plan.  The book value of the shares awarded ranged from $6.31 to $8.64.  All book value shares were fully vested on May 6, 2009 and were exercised in 2009.  The Company did not record any expenses associated with the Stock Benefits Plan in 2011 and 2010.  The Company recorded expenses of approximately $59,000 associated with the benefits of the Stock Benefits Plan in the year ended December 31, 2009.

A summary of book value shares activity under the Stock Benefits Plan for the years ended December 31, 2011, 2010 and 2009 is presented below.

	2011		2010		2009
	Shares	Weighted Average Price of Book Value Shares	Shares	Weighted Average Price of Book Value Shares	Shares	Weighted Average Price of Book Value Shares
Outstanding, beginning of period	-	$-	-	$-	97,377	$7.38
Exercised during the period	-	$-	-	$-	(97,377)	$7.38

Outstanding, end of period	-	$-	-	$-	-	$-

Number of shares exercisable	-	$-	-	$-	-	$-

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
(13)	Regulatory Matters

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of capital in relation to both on- and off-balance sheet items at various risk weights. Total capital consists of two tiers of capital. Tier 1 Capital includes common shareholders' equity and trust preferred securities less adjustments for intangible assets. Tier 2 Capital consists of the allowance for loan losses up to 1.25% of risk-weighted assets and other adjustments.  Management believes, as of December 31, 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank's category.

The Company's and the Bank's actual capital amounts and ratios are presented below:

(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2011:

Total Capital (to Risk-Weighted Assets)
Consolidated	$129,495	17.38%	59,607	8.00%	N/A	N/A
Bank	$111,807	15.04%	59,463	8.00%	74,329	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$119,950	16.10%	29,804	4.00%	N/A	N/A
Bank	$102,264	13.76%	29,731	4.00%	44,597	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$119,950	11.06%	43,379	4.00%	N/A	N/A
Bank	$102,264	9.44%	43,328	4.00%	54,160	5.00%

As of December 31, 2010:

Total Capital (to Risk-Weighted Assets)
Consolidated	$126,912	15.51%	65,455	8.00%	N/A	N/A
Bank	$107,294	13.15%	65,291	8.00%	81,614	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$116,470	14.24%	32,728	4.00%	N/A	N/A
Bank	$96,853	11.87%	32,646	4.00%	48,968	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$116,470	10.70%	43,533	4.00%	N/A	N/A
Bank	$96,853	8.91%	43,491	4.00%	54,363	5.00%

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
(14)	Shareholders' Equity

The Board of Directors, at its discretion, can issue shares of preferred stock up to a maximum of 5,000,000 shares. The Board of Directors is authorized to determine the number of shares, voting powers, designations, preferences, limitations and relative rights.

On December 23, 2008, the Company entered into a Securities Purchase Agreement (“Purchase Agreement”) with the United States Treasury (the “UST”) pursuant to the Capital Purchase Program ("CPP") under the Troubled Asset Relief Program ("TARP").  Under the Purchase Agreement, the Company agreed to issue and sell 25,054 shares of Series A preferred stock and a warrant to purchase 357,234 shares of the Company's common stock.  Proceeds from the issuance of Series A preferred shares were allocated between Series A preferred stock and the warrant based on their relative fair values at the time of the sale.  Of the $25.1 million in proceeds, $24.4 million was allocated to the Series A preferred stock and $704,000 was allocated to the common stock warrant.  The discount recorded on the Series A preferred stock that resulted from allocating a portion of the proceeds to the warrant is being accreted directly to retained earnings over a five-year period applying a level yield.  As of December 31, 2011, the Company has accreted a total of $408,000 of the discount related to the Series A preferred stock.  The Company paid dividends of $1.3 million on the Series A preferred stock during 2011 and cumulative undeclared dividends at December 31, 2011 were $157,000.

The Series A preferred stock qualifies as Tier 1 capital and will pay cumulative dividends at a rate of 5% per annum for the first five years and 9% per annum thereafter.  The Series A preferred stock may be redeemed at the stated amount of $1,000 per share plus any accrued and unpaid dividends.  Under the terms of the original Purchase Agreement, the Company could not redeem the Series A preferred shares until December 23, 2011 unless the total amount of the issuance, $25.1 million, was replaced with the same amount of other forms of capital that would qualify as Tier 1 capital.  However, with the enactment of the American Recovery and Reinvestment Act of 2009 (“ARRA”), the Company can now redeem the Series A preferred shares at any time, if approved by the Company's primary regulator.  The Series A preferred stock is non-voting except for class voting rights on matters that would adversely affect the rights of the holders of the Series A preferred stock.

The exercise price of the warrant is $10.52 per common share and it is exercisable at anytime on or before December 18, 2018.

The Company is subject to the following restrictions while the Series A preferred stock is outstanding: 1) UST approval is required for the Company to repurchase shares of outstanding common stock; 2) the full dividend for the latest completed CPP dividend period must be declared and paid in full before dividends may be paid to common shareholders; 3) UST approval is required for any increase in common dividends per share above the last quarterly dividend of $0.12 per share paid prior to December 23, 2008; and 4) the Company may not take tax deductions for any senior executive officer whose compensation is above $500,000.  There were additional restrictions on executive compensation added in the ARRA for companies participating in the TARP, including participants in the CPP.

The Board of Directors of the Bank may declare a dividend of all of its retained earnings as it may deem appropriate, subject to the requirements of the General Statutes of North Carolina, without prior approval from the requisite regulatory authorities.  As of December 31, 2011, this amount was approximately $49.0 million.

Other Operating Expense	12 Months Ended
Dec. 31, 2011
Other Operating Expense [Abstract]
Other Operating Expense
(15)	Other Operating Expense

Other operating expense for the years ended December 31, 2011, 2010 and 2009 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2011	2010	2009
Advertising	$660	714	860
FDIC insurance	$1,061	1,434	1,766
Visa debit card expense	$658	606	1,064
Telephone	$605	629	616
Foreclosure/OREO Expense	$904	569	326

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(16)	Fair Value of Financial Instruments

The Company is required to disclose fair value information about financial instruments, whether or not recognized on the face of the balance sheet, for which it is practicable to estimate that value. The assumptions used in the estimation of the fair value of the Company's financial instruments are detailed below. Where quoted prices are not available, fair values are based on estimates using discounted cash flows and other valuation techniques. The use of discounted cash flows can be significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. The following disclosures should not be considered a surrogate of the liquidation value of the Company, but rather a good faith estimate of the increase or decrease in value of financial instruments held by the Company since purchase, origination, or issuance.

Cash and Cash Equivalents
For cash, due from banks and interest bearing deposits, the carrying amount is a reasonable estimate of fair value.

Certificates of Deposit
The carrying amount of certificates of deposits is a reasonable estimate of fair value.

Investment Securities Available for Sale
Fair values for investment securities are based on quoted market prices.

Other Investments
For other investments, the carrying value is a reasonable estimate of fair value.

Mortgage Loans Held for Sale
Mortgage loans held for sale are carried at lower of aggregate cost or market value.  The cost of mortgage loans held for sale approximates the market value.

Loans
The fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. For variable rate loans, the carrying amount is a reasonable estimate of fair value.

Cash Surrender Value of Life Insurance
For cash surrender value of life insurance, the carrying value is a reasonable estimate of fair value.

Derivative Instruments
For derivative instruments, fair value is estimated as the amount that the Company would receive or pay to terminate the contracts at the reporting date, taking into account the current unrealized gains or losses on open contracts.

Deposits and Demand Notes Payable
The fair value of demand deposits, interest-bearing demand deposits, savings, and demand notes payable to the UST is the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities.

Securities Sold Under Agreements to Repurchase
For securities sold under agreements to repurchase, the carrying value is a reasonable estimate of fair value.

FHLB Borrowings
The fair value of FHLB borrowings is estimated based upon discounted future cash flows using a discount rate comparable to the current market rate for such borrowings.

Junior Subordinated Debentures
Because the Company's junior subordinated debentures were issued at a floating rate, the carrying amount is a reasonable estimate of fair value.

Commitments to Extend Credit and Standby Letters of Credit
Commitments to extend credit and standby letters of credit are generally short-term and at variable interest rates. Therefore, both the carrying value and estimated fair value associated with these instruments are immaterial.

Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on many judgments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include the deferred income taxes and premises and equipment. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The carrying amount and estimated fair value of the Company's financial instruments at December 31, 2011 and 2010 are as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(Dollars in thousands)

Assets:
Cash and cash equivalents	$29,236	29,236	23,977	23,977
Certificates of deposit	$-	-	735	735
Investment securities available for sale	$321,388	321,388	272,449	272,449
Other investments	$5,712	5,712	5,761	5,761
Mortgage loans held for sale	$5,146	5,146	3,814	3,814
Loans, net	$653,893	648,640	710,667	710,880
Cash surrender value of life insurance	$12,835	12,835	7,539	7,539
Derivative instruments	$-	-	648	648

Liabilities:
Deposits and demand notes payable	$827,111	826,810	840,312	839,379
Securities sold under agreements
to repurchase	$39,600	39,600	34,094	34,094
FHLB borrowings	$70,000	75,046	70,000	79,950
Junior subordinated debentures	$20,619	20,619	20,619	20,619

Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements [Abstract]
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements
(17)	Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Balance Sheets

December 31, 2011 and 2010
(Dollars in thousands)

Assets	2011	2010

Cash	$316	425
Interest-bearing time deposit	15,000	17,000
Investment in subsidiaries	106,469	98,164
Investment securities available for sale	1,520	1,659
Other assets	341	393

Total assets	$123,646	117,641

Liabilities and Shareholders' Equity

Accrued expenses	$-	164
Junior subordinated debentures	20,619	20,619
Shareholders' equity	103,027	96,858

Total liabilities and shareholders' equity	$123,646	117,641

Statements of Earnings

For the Years Ended December 31, 2011, 2010 and 2009
(Dollars in thousands)

Revenues:	2011	2010	2009

Interest and dividend income	$226	311	454
Loss on sale and impairment of securities	(144)	(291)	(149)

Total revenues	82	20	305

Expenses:

Interest	407	411	546
Other operating expenses	190	191	230

Total expenses	597	602	776

Loss before income tax benefit and equity in
undistributed earnings of subsidiaries	(515)	(582)	(471)

Income tax benefit	56	24	84

Loss before equity in undistributed
earnings of subsidiaries	(459)	(558)	(387)

Equity in undistributed earnings of subsidiaries	5,618	2,399	3,303

Net earnings	$5,159	1,841	2,916

Statements of Cash Flows

For the Years Ended December 31, 2011, 2010 and 2009
(Dollars in thousands)

	2011	2010	2009
Cash flows from operating activities:

Net earnings	$5,159	1,841	2,916
Adjustments to reconcile net earnings to net
cash (used) provided by operating activities:
Book value shares accrual	-	-	(720)
Equity in undistributed earnings of subsidiaries	(5,618)	(2,399)	(3,303)
Deferred income tax benefit	-	-	278
Loss on sale of investment securities	144	291	149
Change in:
Other assets	112	(66)	(319)
Accrued income	(11)	-	17
Accrued expense	(216)	147	252

Net cash (used) provided by operating activities	(430)	(186)	(730)

Cash flows from investing activities:

Purchases of investment securities available for sale	-	(36,000)	(15,000)
Proceeds from maturities of investment securities available for sale	-	36,000	15,000
Net change in interest-bearing time deposit	2,000	2,000	(14,000)
Payments for investments in subsidiaries	-	-	(8,010)

Net cash provided (used) by investing activities	2,000	2,000	(22,010)

Cash flows from financing activities:

Cash dividends paid on Series A preferred stock	(1,253)	(1,253)	(1,120)
Cash dividends paid on common stock	(443)	(448)	(1,440)
Restricted stock payout	17	12	-

Net cash (used) provided by financing activities	(1,679)	(1,689)	(2,560)

Net change in cash	(109)	125	(25,300)

Cash at beginning of year	425	300	25,600

Cash at end of year	$316	425	300

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$(3)	(172)	3